DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2020
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 12 - DIVIDENDS RECEIVABLES

The amounts presented refer to dividends and interest on equity receivable, net of withholding income tax, when applicable, resulting from permanent investments maintained by the Company.

	12/31/2020	12/31/2019
Affiliates
CTEEP	198,359	32,928
Lajeado Energia	100,280	23,975
EMAE	95,639	11,175
Manaus Construtora	23,298	9,178
Belo Monte Transmissora	34,121	13,810
Paulista Lajeado	15,202	16,221
Transenergia São Paulo	14,760	17,271
Energética Águas da Pedra	14,034	6,675
Enerpeixe	11,653	12,236
CEB Lajeado	12,147	18,707
Goiás Transmissão	8,146	11,668
Paranaíba Transmissora de	6,163	5,985
MGE Transmissão	5,616	5,616
TSLE	4,153	8,065
Retiro Baixo Energético	3,858	6,357
CEEE-GT	—	30,040
Chapecoense	—	29,090
Transenergia Renovável	520	4,492
Other	127,561	36,410
	675,510	299,899

Accounting policy

This group of accounts is used to account for credits referring to dividends and interest on equity, arising from investments in accordance with note 19. Dividends are recognized in the financial statements when they are actually distributed or when their distribution is approved by the shareholders, whichever comes first.